COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8:-   COMMITMENTS AND CONTINGENT LIABILITIES

a.      Commitments:

1.      With respect to the participation of the Israeli Government in software research and development costs, the Company is committed to pay to the Government royalties at the rate of 3%-3.5% of revenues from sale of its iCMR software, up to a maximum of 100% of the amount of participation received, linked to the dollar, plus interest at the LIBOR rate.

The Company's total outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued, amounted to $397 and $ 408 as of December 31, 2013 and 2014 respectively.

2.      The Company has entered into non-cancelable operating lease agreements for the lease of motor vehicles, facilities rental and certain equipment. The leasing deposits are recorded as part of other account receivables.

The Company's facilities are leased under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in 2019.

As of December 31, 2014, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles, rental facilities and certain equipment:

2015	$1,369
2016	1,083
2017	507
2018	228
2019	180

Total	$3,367

Rental expenses for motor vehicles, facility rental and certain equipment expenses amounted to $ 1,167, $ 1,323 and $ 1,279 for the years ended December 31, 2012, 2013 and 2014, respectively.

3.      Starting from 2011, the Company has a revolving line of credit with an Israeli bank ("the bank") for total borrowing of up to $ 600, based on several conditions and financial covenants. On July 2013, the company increased the line of credit up to $2,000.

During the year ended December 31, 2013, from time to time the Company used the line of credit and recorded interest expenses in the amount of $ 29. The line of credit bears interest rate of Libor + 4%. The actual Libor interest rate at December 31, 2013 was 0.08%. Any indebtedness under this credit line is secured by a floating charge on the Company's assets.  As of December 31, 2013, there were no amounts outstanding under the credit line.

During 2014 the company did not use the line of credit and the line of credit was cancelled.

b.      Charges:

1.      To secure compliance with the conditions related to the Company's "Approved Enterprise" status, the Company registered a floating charge on equipment and other assets. The charge is unlimited in amount and it may not be further pledged or transferred without the prior consent of the beneficiaries.

2.      To secure revolving credit facilities and guarantees from a bank, the Company recorded a floating charge on its plant, assets and rights and fixed charges on its unpaid share capital and its goodwill in favor of this bank (see also note 8a).

c.       Guarantees:

1.      The Company has secured some of its lease agreements by a bank guarantee in the amount of $ 174.

2.     The Company provided certain customers and vendors with a $ 324 bank guarantee.

d.       Legal proceedings:

1.
On September 25, 2012, a lawsuit has been lodged against the Company and one of its subsidiaries by Mitek Systems, Inc ("Mitek") for alleged infringement on US patents.  No discovery has been taken and a trial was scheduled for December 8, 2014.

The lawsuit related to technology used in by the Company's MobiCHECK software (one of the Company mobile products). Mitek was seeking a declaration of infringement, damages, and other amounts.

The Company believed that Mitek's claim was without merit and intended to defend itself against this lawsuit. Management could not predicted the outcome of the lawsuit nor could they make any estimate of the amount of damages, therefore, no provision has been made with respect to the lawsuits.

In September 2014 the Company settled the lawsuit with Mitek without liability to the Company.

2.
Subsequent to year end, on January 30, 2015, a former employee filed suit against the Company claiming he was owed compensation and asserting other employment-related matters.  The former employee is seeking damages in excess of $640. The Company denies all claims and is vigorously defending the suit, but is unable to estimate its exposure at this stage.